Consolidated statement of changes in equity (Parenthetical) - AUD ($) $ in Millions		6 Months Ended
	Feb. 14, 2022	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Final dividend (in dollars per share)		$ 0.64		$ 0.60
Final dividend		$ 2,240		$ 2,201
Interim dividend (in dollars per share)			$ 0.61
Interim dividend			$ 2,136
Dividend tax rate (as a percent)		30.00%	30.00%	30.00%
Ordinary shares
Value of shares acquired in off-market buy back	$ 3,500